Other intangible assets - Summary of Book Values of Largest Individual Items (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 15,515	£ 14,768	£ 14,318
Licences and franchises
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	14,936	14,166
Licences and franchises | Tesaro Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,350	2,656
Licences and franchises | Meningitis Portfolio
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,473	1,717
Licences and franchises | Affinivax Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,452	1,429
Licences and franchises | Camlipixant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,438	1,438
Licences and franchises | Momelotinib
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,408	1,470
Licences and franchises | Dolutegravir (including Cabotegravir)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	967	1,059
Licences and franchises | Aiolos Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	887	0
Licences and franchises | CureVac Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	535	191
Licences and franchises | Iteos Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	471	443
Licences and franchises | Alector Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	371	425
Licences and franchises | Benlysta
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	298	424
Licences and franchises | Shingrix
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	277	289
Licences and franchises | Hansoh Pharma Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	247	0
Licences and franchises | Chimagen
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	227	0
Licences and franchises | RSV
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	201	139
Licences and franchises | BMS Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	173	191
Licences and franchises | Spero
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	163	163
Licences and franchises | Wave Life Sciences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	115	116
Licences and franchises | Arrowhead
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	114	114
Licences and franchises | UCB
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	93	115
Licences and franchises | DT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	91	104
Licences and franchises | Relvar/Breo/Anoro
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	86	125
Licences and franchises | Stiefel Trade Name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	84	116
Licences and franchises | Fluarix/FluLaval
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	55	100
Licences and franchises | Okairos
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	0	198
Licences and franchises | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 1,360	£ 1,144